UBS Global Equity Fund (Prospectus Summary) | UBS Global Equity Fund
UBS Global Equity Fund
Investment objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income.
Fees and expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 17 of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 74 of the Fund's statement of additional information ("SAI").
Shareholder fees (fees paid directly from your investment)
Shareholder Fees UBS Global Equity Fund		Class A	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)		5.50%	none	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	[1]	none	1.00%	none
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)	[1]	1.00%	1.00%	1.00%
[1]	In connection with the proposed Reorganization of the Fund into the Nationwide Global Equity Fund series of Nationwide Mutual Funds, effective as of the close of business on July 16, 2012, the Fund's Board of Trustees approved the waiver of the annual Rule 12b-1 distribution fee of 0.75% of average net assets that is charged to the shareholders of Class C shares of the Fund. In addition, the Fund has voluntarily lowered the expense limit applicable to Class C shares to 1.50% to reflect the waiver of this Rule 12b-1 distribution fee. The annual service fee of 0.25% of average net assets that is charged on Class A and Class C shares of the Fund was not eliminated. The Board of Trustees also approved the waiver of the 1.00% redemption fee that is charged on sales or exchanges of any Class of shares of the Fund less than 90 days after purchase and the elimination of all contingent deferred sales charges (CDSC) assessed on redemptions that are charged on Class A shares (on purchases above $1 million) and Class C shares. With respect to exchanges of shares of the Fund for shares of another UBS Family Fund, the length of time you held your shares of the UBS Fund will still be considered when determining whether you must pay a CDSC when you sell the shares of the UBS Family Fund acquired in the exchange. These changes are not reflected in the fee and expense tables above or the expense example below.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses UBS Global Equity Fund		Class A		Class C		Class Y
Management fees		0.75%		0.75%		0.75%
Distribution and/or service (12b-1) fees		0.25%	[1]	1.00%	[1]	none
Other expenses	[2]	0.61%		0.65%		0.50%
Total annual fund operating expenses		1.61%		2.40%		1.25%
Less management fee waiver/expense reimbursements		0.11%		0.15%		none
Total annual fund operating expenses after management fee waiver/expense reimbursements	[3]	1.50%		2.25%	[1]	1.25%
[1]	In connection with the proposed Reorganization of the Fund into the Nationwide Global Equity Fund series of Nationwide Mutual Funds, effective as of the close of business on July 16, 2012, the Fund's Board of Trustees approved the waiver of the annual Rule 12b-1 distribution fee of 0.75% of average net assets that is charged to the shareholders of Class C shares of the Fund. In addition, the Fund has voluntarily lowered the expense limit applicable to Class C shares to 1.50% to reflect the waiver of this Rule 12b-1 distribution fee. The annual service fee of 0.25% of average net assets that is charged on Class A and Class C shares of the Fund was not eliminated. The Board of Trustees also approved the waiver of the 1.00% redemption fee that is charged on sales or exchanges of any Class of shares of the Fund less than 90 days after purchase and the elimination of all contingent deferred sales charges (CDSC) assessed on redemptions that are charged on Class A shares (on purchases above $1 million) and Class C shares. With respect to exchanges of shares of the Fund for shares of another UBS Family Fund, the length of time you held your shares of the UBS Fund will still be considered when determining whether you must pay a CDSC when you sell the shares of the UBS Family Fund acquired in the exchange. These changes are not reflected in the fee and expense tables above or the expense example below.
[2]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the Fund.
[3]	The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses), through the period ending October 28, 2013, do not exceed 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund. The fee waiver/expense reimbursement agreement may be terminated by the Fund's Board of Trustees at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor. Upon termination of the fee waiver/expense reimbursement agreement, however, the UBS Global AM (Americas)'s three year recoupment rights will survive.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example UBS Global Equity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	694	1,020	1,368	2,347
Class C	328	734	1,267	2,725
Class Y	127	397	686	1,511

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
UBS Global Equity Fund Class C	228	734	1,267	2,725

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 77%
of the average value of its portfolio.
Principal strategies
Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets
(plus borrowings for investment purposes, if any) in equity securities.
Investments in equity securities may include, but are not limited to, dividend-paying securities, common stock and preferred stock of US and foreign issuers. The Fund may invest in issuers from both developed and emerging markets. The Advisor, on behalf of the Fund, intends to diversify broadly among countries, but reserves the right to invest a substantial portion of the Fund's assets in one or more countries if economic and business conditions warrant such investments. The Fund may invest in stocks of companies of any size.

The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include futures, forward currency agreements and equity participation notes. All of these derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, all of the derivative instruments listed above may be used for investment
(non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments (except for forward currency agreements); to obtain exposure to certain markets; or to establish net short positions for individual currencies (except for equity participation notes).

Management process

In the global universe, the Advisor uses a disciplined price to intrinsic value approach that seeks to take advantage of pricing anomalies in markets. In selecting securities, the Advisor focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Advisor will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon country, economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The
Advisor then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks across industries and countries with attractive relative price/value characteristics.
Main risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the
Fund.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar.
Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Derivatives risk: The value of "derivatives"-so called because their value
"derives" from the value of an underlying asset, reference rate or index-may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market and management risks. In addition, non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.
Performance
Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. Index reflects no deduction for fees and expenses. The
Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.
UBS Global Equity Fund Annual Total Returns of Class Y Shares

Total return January 1 - September 30, 2012: 12.91% Best quarter during calendar years shown-2Q 2009: 26.01% Worst quarter during calendar years shown-4Q 2008: (22.99)%
Average annual total returns (for the periods ended December 31, 2011)
Average Annual Total Returns UBS Global Equity Fund	Label		1 Year	5 Years	10 Years	Inception Date
Class A	Class A Return before taxes		(16.92%)	(4.12%)	2.34%	Jun. 30, 1997
Class C	Class C Return before taxes	[1]	(13.61%)	(3.76%)	2.15%	Nov. 27, 2001
Class Y	Class Y Return before taxes		(11.84%)	(2.70%)	3.24%	Jan. 28, 1994
After Taxes on Distributions Class Y	Class Y Return after taxes on distributions		(11.72%)	(3.22%)	2.81%	Jan. 28, 1994
After Taxes on Distributions and Sales Class Y	Class Y Return after taxes on distributions and sale of fund shares		(7.42%)	(2.46%)	2.63%	Jan. 28, 1994
MSCI World Free Index (net)	MSCI World Free Index (net)		(5.54%)	(2.37%)	3.62%
[1]	Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.